Taxation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Mar. 16, 2012	May 31, 2016	Feb. 29, 2016	Jul. 31, 2015	Oct. 31, 2013	Sep. 30, 2010	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥) ¥ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)
Income Tax Contingency [Line Items]
Income tax expense							¥ 32,629	$ 4,700	¥ 285,542		¥ 192,781
Effect of preferential tax rate							¥ 330,198	$ 47,558	¥ 56,389		¥ 89,394
Effect of preferential tax rate, basic earning per ADS | (per share)							¥ 2.89	$ 0.42	¥ 0.50		¥ 0.84
Current income tax expense							¥ 136,429	$ 19,650	¥ 292,017		¥ 187,447
Deferred income tax expense							(103,800)	(14,950)	(6,475)		5,334
Undistributed earnings from PRC Subsidiaries							3,616,426		2,330,698				$ 520,874
Liability for uncertainty in income taxes, Noncurrent							34,977		32,596				5,038
Unrecognized tax benefits net basis against the deferred tax assets related to tax loss carryforwards
Unrecognized tax benefits that would impact effective tax rate							19,850		19,951				2,859
Interest expense relating to unrecognized tax benefits							2,482	$ 357	3,809		3,984
Penalties related to unrecognized tax benefits
Interest expense relating to tax expense							13,075		10,593				1,884
Penalties relating to tax expense							0		0
VIEs [Member]
Income Tax Contingency [Line Items]
Liability for uncertainty in income taxes, Noncurrent							¥ 21,131		¥ 19,906				3,043
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax year that remains open to examination under enacted tax laws							2012	2012
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax year that remains open to examination under enacted tax laws							2016	2016
Cayman Islands [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate							0.00%	0.00%
British Virgin Islands [Member] | Cheerbright International Holdings, Limited [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate							0.00%	0.00%
Hong Kong [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate	16.50%
Hong Kong [Member] | Subsidiaries [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					16.50%
Income tax expense | $								$ 0		$ 0		$ 0
China [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate							25.00%	25.00%
Non-PRC resident withholding tax on dividends paid, percentage							10.00%	10.00%
Net tax operating losses							¥ 335,764						$ 48,360
Net tax operating losses expiration year							2017	2017
China [Member] | Autohome WFOE [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate						15.00%
Preferential income tax rate period						3 years
China [Member] | Beijing Autohome Technologies Co., Ltd. [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate				15.00%
Preferential income tax rate period				3 years
China [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate							15.00%	15.00%
Effect of change in enacted tax rate							¥ 173,557	$ 24,997
Current income tax expense							181,586	26,153
Deferred income tax expense							¥ 8,029	$ 1,156
China [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate			15.00%
Period of enterprise income tax exemption		2 years
China [Member] | VIEs [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate							25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China [Member] | Earliest Tax Year [Member] | Autohome WFOE [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year						2010
Preferential tax rate extended qualifying year							2016	2016
China [Member] | Earliest Tax Year [Member] | Beijing Autohome Technologies Co., Ltd. [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year				2015
China [Member] | Earliest Tax Year [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year			2015
China [Member] | Latest Tax Year [Member] | Autohome WFOE [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate							15.00%	15.00%
Preferential tax rate qualifying year						2015
Preferential tax rate extended qualifying year							2018	2018
China [Member] | Latest Tax Year [Member] | Beijing Autohome Technologies Co., Ltd. [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year				2017
China [Member] | Latest Tax Year [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year			2017
China [Member] | Tax Year After Exemption Period [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate		12.50%